General, Administrative and Other Operating Expenses	12 Months Ended
Dec. 31, 2011
General, Administrative and Other Operating Expenses:
General, Administrative and Other Operating Expenses

21.            GENERAL, ADMINISTRATIVE AND OTHER OPERATING EXPENSES

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2011	2010	2009
Personnel and social contributions	363,906	303,911	221,976
Office expenses	55,311	47,197	40,272
Audit and consulting services	29,330	26,430	35,990
Depreciation	23,257	24,262	22,789
Social expenses	48,487	24,190	22,743
Consumables	23,393	14,410	12,397
Mitigation of accidents consequences	17,786	3,685	1,293
Banking charges and services	17,271	13,891	10,843
Business trips	10,704	9,320	5,518
Rent	12,520	7,776	5,169
Contributions to Mechel Fund	8,915	–	–
Obligation for stream mitigation	8,364	51	–
Insurance	8,025	7,077	3,481
Disposals of property, plant and equipment	(7,428)	783	2,865
Other	28,601	30,106	4,141
Total general, administrative and other operating expenses	648,442	513,089	389,477

Rent represents office-related expenses. Expenses for the operating lease of land, which ranges between 1 and 49 years are included into other taxes and disclosed in Note 20.

Contributions to Mechel Fund included founder contributions to the pension fund made by a number of the Group’s entities in the total amount of $8,915 during the year ended December 31, 2011, which based on the management’s interpretation of the Russian legislation do not meet the definition of an asset.

Obligation for stream mitigation in the total amount of $8,364 and $51 during the years ended December 31, 2011 and 2010, respectively, represents the cost of removal of the negative environmental impact of the BCG Companies’ mining operations according to Compensatory Mitigation Plans submitted to the US Army Corps of Engineers.